Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 40,387	¥ 40,030	¥ 35,032
Net interest cost	(1,453)	(1,153)	(3,553)
Past service cost	(44)	(3)	(32)
Total	¥ 38,890	¥ 38,874	¥ 31,447